A

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7%
	AEROSPACE & DEFENSE - 0.8%
6,139	AAR Corporation(a)	$ 399,158
5,936	Ducommun, Inc.(a)	347,968
6,032	Hexcel Corporation	382,248
11,204	Spirit AeroSystems Holdings, Inc., Class A(a)	391,020
		1,520,394
	APPAREL & TEXTILE PRODUCTS - 0.3%
46,271	Hanesbrands, Inc.(a)	279,014
4,807	Oxford Industries, Inc.	298,178
		577,192
	ASSET MANAGEMENT - 1.0%
4,103	Cohen & Steers, Inc.	358,602
16,327	Compass Diversified Holdings	357,398
2,429	Diamond Hill Investment Group, Inc.	354,974
5,833	Oppenheimer Holdings, Inc., Class A	384,978
23,308	SLR Investment Corporation	410,920
		1,866,872
	AUTOMOTIVE - 1.7%
64,115	American Axle & Manufacturing Holdings, Inc.(a)	318,010
32,779	Dana, Inc.	487,425
13,187	Gentex Corporation	320,708
9,527	Gentherm, Inc.(a)	315,153
42,012	Goodyear Tire & Rubber Company (The)(a)	397,013
4,022	Lear Corporation	378,028
3,250	Modine Manufacturing Company(a)	274,820
12,170	Standard Motor Products, Inc.	347,210
4,274	Visteon Corporation(a)	370,641
		3,209,008
	BANKING - 13.0%
6,443	1st Source Corporation	418,151
19,783	Alerus Financial Corporation	402,980
6,065	Ameris Bancorp	391,678
3,188	BancFirst Corporation	380,520
9,921	BankUnited, Inc.	372,831
13,024	Byline Bancorp, Inc.	371,705

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	BANKING - 13.0% (Continued)
8,892	Camden National Corporation	$ 391,070
10,307	Capital City Bank Group, Inc.	382,390
3,149	City Holding Company	374,700
6,133	Community Financial System, Inc.	388,158
7,808	Customers Bancorp, Inc.(a)	421,632
14,615	Eagle Bancorp, Inc.	339,945
13,333	Farmers & Merchants Bancorp, Inc.	342,658
26,434	Farmers National Banc Corporation	383,029
7,308	FB Financial Corporation	369,200
16,029	First Busey Corporation	384,536
22,402	First Commonwealth Financial Corporation	368,289
14,086	First Financial Bancorp	386,097
10,517	First Financial Bankshares, Inc.	396,070
18,829	First Horizon Corporation	405,577
11,667	First Interstate BancSystem, Inc., Class A	358,177
9,491	First Merchants Corporation	415,706
12,528	Five Star Bancorp	381,603
40,775	Flagstar Financial, Inc.	489,300
25,694	FNB Corporation	381,299
19,652	Fulton Financial Corporation	389,503
7,541	Glacier Bancorp, Inc.	368,302
13,196	Hilltop Holdings, Inc.	422,140
13,403	Home BancShares, Inc.	401,420
30,720	Hope Bancorp, Inc.	335,462
23,486	Horizon Bancorp, Inc.	400,201
5,967	International Bancshares Corporation	399,789
5,517	Lakeland Financial Corporation	366,384
9,554	Live Oak Bancshares, Inc.	303,913
8,509	Mercantile Bank Corporation	410,219
11,691	Metrocity Bankshares, Inc.	354,003
7,906	NBT Bancorp, Inc.	377,512
28,742	Northwest Bancshares, Inc.	362,724
11,860	Peoples Bancorp, Inc.	379,520
5,026	Prosperity Bancshares, Inc.	385,796

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	BANKING - 13.0% (Continued)
10,554	Renasant Corporation	$ 382,055
5,361	Republic Bancorp, Inc., Class A	363,637
9,905	S&T Bancorp, Inc.	398,379
11,221	Sandy Spring Bancorp, Inc.	358,735
4,466	ServisFirst Bancshares, Inc.	408,192
17,001	Simmons First National Corporation, Class A	373,512
12,145	SmartFinancial, Inc.	421,674
11,927	Southside Bancshares, Inc.	366,755
3,975	SouthState Corporation	400,680
7,405	Synovus Financial Corporation	384,171
4,844	Texas Capital Bancshares, Inc.(a)	383,451
30,159	TFS Financial Corporation	397,797
11,096	Towne Bank	409,220
3,346	UMB Financial Corporation	369,164
10,066	United Bankshares, Inc.	363,785
11,697	United Community Banks, Inc.	376,994
41,729	Valley National Bancorp	410,613
6,889	Webster Financial Corporation	387,988
11,665	WesBanco, Inc.	409,092
7,234	Westamerica BanCorporation	377,036
3,037	Wintrust Financial Corporation	378,015
6,981	Zions Bancorporation	377,253
		23,852,387
	BIOTECH & PHARMA - 4.4%
48,849	89bio, Inc.(a)	450,876
22,183	ADMA Biologics, Inc.(a)	363,579
11,472	Agios Pharmaceuticals, Inc.(a)	407,715
40,316	Amicus Therapeutics, Inc.(a)	382,599
27,315	Arcutis Biotherapeutics, Inc.(a)	373,942
75,001	Ardelyx, Inc.(a)	402,005
50,497	BioCryst Pharmaceuticals, Inc.(a)	434,779
10,295	Biohaven Ltd.(a)	382,768
8,030	Cytokinetics, Inc.(a)	369,380
11,315	Exelixis, Inc.(a)	437,777

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	BIOTECH & PHARMA - 4.4% (Continued)
107,383	Geron Corporation(a)	$ 188,994
4,515	Intra-Cellular Therapies, Inc.(a)	578,824
84,187	Ironwood Pharmaceuticals, Inc.(a)	135,541
19,847	Pacira BioSciences, Inc.(a)	477,320
4,833	Prestige Consumer Healthcare, Inc.(a)	409,597
9,853	Protagonist Therapeutics, Inc.(a)	370,374
8,370	PTC Therapeutics, Inc.(a)	462,526
71,185	Sage Therapeutics, Inc.(a)	519,652
29,094	Syndax Pharmaceuticals, Inc.(a)	455,030
9,527	Viking Therapeutics, Inc.(a)	275,044
16,510	Xencor, Inc.(a)	253,594
		8,131,916
	BUSINESS DEVELOPMENT COMPANIES - 0.6%
18,879	Hercules Capital, Inc.	394,760
33,463	New Mountain Finance Corporation	389,844
87,997	Prospect Capital Corporation(b)	387,187
		1,171,791
	CABLE & SATELLITE - 0.2%
1,049	Cable One, Inc.	272,929

	CHEMICALS - 4.2%
13,334	AdvanSix, Inc.	372,285
2,318	Balchem Corporation	403,402
4,141	Cabot Corporation	356,126
17,233	Calumet, Inc.(a)	246,949
22,473	Chemours Company (The)	335,971
80,284	Codexis, Inc.(a)	244,063
3,094	Hawkins, Inc.	324,839
5,607	HB Fuller Company	318,141
9,278	Ingevity Corporation(a)	442,190
3,435	Innospec, Inc.	355,213
3,821	Materion Corporation	349,087
4,943	Minerals Technologies, Inc.	339,782
713	NewMarket Corporation	406,488

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	CHEMICALS - 4.2% (Continued)
23,929	Orion S.A.	$ 334,527
2,704	Quaker Chemical Corporation	375,910
45,861	Rayonier Advanced Materials, Inc.(a)	353,130
3,687	Rogers Corporation(a)	294,739
5,305	Sensient Technologies Corporation	368,167
5,860	Stepan Company	361,914
37,803	Tronox Holdings PLC, Class A	293,351
10,434	Valvoline, Inc.(a)	384,806
1,568	WD-40 Company	374,156
		7,635,236
	COMMERCIAL SUPPORT SERVICES - 2.4%
7,377	ABM Industries, Inc.	400,792
130,351	Advantage Solutions, Inc.(a)	327,181
5,145	Brady Corporation, Class A	372,858
4,083	Brink's Company (The)	383,965
4,580	CBIZ, Inc.(a)	358,019
3,366	CorVel Corporation(a)	371,169
8,520	Heidrick & Struggles International, Inc.	349,235
4,881	Insperity, Inc.	429,382
6,671	Kforce, Inc.	334,351
21,680	National Research Corporation	316,311
54,797	Quad/Graphics, Inc.	344,125
2,205	UniFirst Corporation	473,898
		4,461,286
	CONSTRUCTION MATERIALS - 0.4%
21,034	MDU Resources Group, Inc.	362,837
2,282	Simpson Manufacturing Company, Inc.	375,160
		737,997
	CONSUMER SERVICES - 1.5%
44,536	Coursera, Inc.(a)	352,725
434	Graham Holdings Company, Class B	426,955
2,294	Grand Canyon Education, Inc.(a)	412,507
20,602	Laureate Education, Inc., Class A(a)	410,804
13,605	Matthews International Corporation, Class A	339,037

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	CONSUMER SERVICES - 1.5% (Continued)
14,615	Universal Technical Institute, Inc.(a)	$ 412,728
13,030	Upbound Group, Inc.	336,435
		2,691,191
	CONTAINERS & PACKAGING - 0.8%
34,257	Myers Industries, Inc.	375,457
7,267	Silgan Holdings, Inc.	394,671
15,420	TriMas Corporation	315,956
1,560	UFP Technologies, Inc.(a)	355,040
		1,441,124
	ELECTRIC UTILITIES - 2.0%
5,848	ALLETE, Inc.	384,155
6,476	Black Hills Corporation	396,202
39,242	Hawaiian Electric Industries, Inc.(a)	429,699
3,467	IDACORP, Inc.	408,794
4,033	MGE Energy, Inc.	370,149
9,184	OGE Energy Corporation	425,035
5,584	Ormat Technologies, Inc.	389,987
7,695	TXNM Energy, Inc.	402,064
6,978	Unitil Corporation	391,466
		3,597,551
	ELECTRICAL EQUIPMENT - 2.3%
3,199	AAON, Inc.	245,683
3,262	Advanced Energy Industries, Inc.	375,685
6,212	Alarm.com Holdings, Inc.(a)	360,855
2,759	Argan, Inc.	359,691
1,769	Badger Meter, Inc.	372,074
3,384	Belden, Inc.	372,342
354,896	ChargePoint Holdings, Inc.(a),(b)	236,325
10,570	Cognex Corporation	346,696
3,476	Itron, Inc.(a)	378,502
20,047	Kimball Electronics, Inc.(a)	361,247
2,260	OSI Systems, Inc.(a)	466,034
1,863	Watts Water Technologies, Inc., Class A	399,762
		4,274,896

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	ENGINEERING & CONSTRUCTION - 1.1%
4,243	Exponent, Inc.	$ 359,212
2,166	Installed Building Products, Inc.	371,252
6,527	KBR, Inc.	320,019
2,525	MYR Group, Inc.(a)	309,868
20,036	NV5 Global, Inc.(a)	361,650
4,958	Primoris Services Corporation	355,687
		2,077,688
	ENTERTAINMENT CONTENT - 0.2%
41,079	Reservoir Media, Inc.(a)	321,649

	FOOD - 2.1%
3,668	Cal-Maine Foods, Inc.	331,551
11,824	Darling Ingredients, Inc.(a)	426,729
18,374	Flowers Foods, Inc.	344,329
61,599	Hain Celestial Group, Inc. (The)(a)	220,524
56,525	Herbalife Ltd.(a)	469,159
2,435	J & J Snack Foods Corporation	320,056
4,369	John B Sanfilippo & Son, Inc.	308,757
2,180	Lancaster Colony Corporation	416,718
15,361	Limoneira Company	338,556
3,299	Post Holdings, Inc.(a)	374,469
10,158	Vital Farms, Inc.(a)	336,331
		3,887,179
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
3,644	Louisiana-Pacific Corporation	363,197
5,469	Trex Company, Inc.(a)	337,383
		700,580
	GAS & WATER UTILITIES - 2.0%
4,875	American States Water Company	373,133
15,736	Aris Water Solutions, Inc., Class A	495,055
3,128	Chesapeake Utilities Corporation	397,037
7,207	Middlesex Water Company	361,287
6,249	National Fuel Gas Company	469,925
8,130	New Jersey Resources Corporation	393,329

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	GAS & WATER UTILITIES - 2.0% (Continued)
5,482	ONE Gas, Inc.	$ 411,972
5,369	Southwest Gas Holdings, Inc.	402,943
5,595	Spire, Inc.	430,032
		3,734,713
	HEALTH CARE FACILITIES & SERVICES - 3.0%
9,685	Acadia Healthcare Company, Inc.(a)	290,356
110,658	Accolade, Inc.(a)	771,287
2,996	Addus HomeCare Corporation(a)	286,927
205,748	agilon health, Inc.(a)	641,934
4,159	Amedisys, Inc.(a)	382,628
3,943	HealthEquity, Inc.(a)	432,784
3,503	National HealthCare Corporation	326,375
22,781	NeoGenomics, Inc.(a)	227,582
28,678	Owens & Minor, Inc.(a)	274,735
17,852	Premier, Inc., Class A	324,549
5,420	RadNet, Inc.(a)	300,647
20,070	Select Medical Holdings Corporation	365,073
17,891	Surgery Partners, Inc.(a)	430,815
41,091	Teladoc Health, Inc.(a)	392,830
		5,448,522
	HEALTH CARE REIT - 1.4%
14,020	CareTrust REIT, Inc.	362,697
19,898	Community Healthcare Trust, Inc.	372,889
165,432	Diversified Healthcare Trust	468,172
95,792	Medical Properties Trust, Inc.(b)	565,172
5,451	National Health Investors, Inc.	390,673
21,856	Sabra Health Care REIT, Inc.	363,028
		2,522,631
	HOME & OFFICE PRODUCTS - 0.5%
72,119	ACCO Brands Corporation	336,796
7,498	HNI Corporation	349,332
38,082	Newell Brands, Inc.	244,486
		930,614

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	HOME CONSTRUCTION - 2.5%
2,674	Armstrong World Industries, Inc.	$ 410,888
6,686	Green Brick Partners, Inc.(a)	399,355
5,301	Griffon Corporation	383,474
15,448	Interface, Inc.	312,513
46,440	JELD-WEN Holding, Inc.(a)	255,420
5,754	KB Home	350,994
44,536	Landsea Homes Corporation(a)	317,096
4,241	LGI Homes, Inc.(a)	311,417
2,824	M/I Homes, Inc.(a)	330,775
4,918	Meritage Homes Corporation	356,407
4,529	Patrick Industries, Inc.	410,327
6,170	Taylor Morrison Home Corporation(a)	380,319
10,443	Tri Pointe Homes, Inc.(a)	330,625
		4,549,610
	HOTEL REIT - 0.8%
41,772	DiamondRock Hospitality Company	343,784
37,010	RLJ Lodging Trust	342,713
3,634	Ryman Hospitality Properties, Inc.	359,366
25,263	Xenia Hotels & Resorts, Inc.	339,535
		1,385,398
	HOUSEHOLD PRODUCTS - 1.6%
9,729	Central Garden & Pet Company(a)	343,336
12,726	Clearwater Paper Corporation(a)	332,785
11,237	Edgewell Personal Care Company	353,628
10,854	Energizer Holdings, Inc.	333,543
6,331	Helen of Troy LTD.(a)	348,395
2,876	Interparfums, Inc.	399,534
55,608	Nu Skin Enterprises, Inc., Class A	440,416
15,658	Quanex Building Products Corporation	302,043
		2,853,680
	INDUSTRIAL INTERMEDIATE PRODUCTS – 1.1%
1,961	Chart Industries, Inc.(a)	373,669
2,178	Enpro, Inc.	396,570
6,407	Gibraltar Industries, Inc.(a)	421,004

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS – 1.1% (Continued)
5,335	Timken Company (The)	$ 432,135
1,233	Valmont Industries, Inc.	429,540
		2,052,918
	INDUSTRIAL REIT - 0.2%
7,588	First Industrial Realty Trust, Inc.	433,123

	INDUSTRIAL SUPPORT SERVICES - 0.4%
1,576	Applied Industrial Technologies, Inc.	394,914
2,112	WESCO International, Inc.	381,153
		776,067
	INFRASTRUCTURE REIT - 0.2%
69,571	Uniti Group, Inc.	399,338

	INSURANCE - 2.2%
7,341	AMERISAFE, Inc.	377,768
7,395	Employers Holdings, Inc.	383,061
54,015	Genworth Financial, Inc., Class A(a)	375,404
9,621	Horace Mann Educators Corporation	407,258
5,728	Kemper Corporation	387,098
5,660	Mercury General Corporation	305,244
10,289	NMI Holdings, Inc., Class A(a)	374,931
23,702	ProAssurance Corporation(a)	370,699
4,588	RLI Corporation	349,101
4,589	Safety Insurance Group, Inc.	349,406
7,884	Trupanion, Inc.(a)	272,313
		3,952,283
	INTERNET MEDIA & SERVICES - 0.8%
235,891	Angi, Inc., Class A(a)	396,297
21,591	Cars.com, Inc.(a)	285,001
31,371	Groupon, Inc.(a),(b)	348,846
11,904	HealthStream, Inc.	401,997
		1,432,141

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	LEISURE FACILITIES & SERVICES - 1.6%
7,944	Cheesecake Factory, Inc. (The)(b)	$ 429,215
12,195	Cinemark Holdings, Inc.(a)	312,314
9,166	Jack in the Box, Inc.	352,341
4,192	Marriott Vacations Worldwide Corporation	316,244
9,165	Papa John's International, Inc.	415,633
29,943	Playa Hotels & Resorts N.V.(a)	399,739
8,427	St Joe Company (The)	404,243
6,704	United Parks & Resorts, Inc.(a)	338,552
		2,968,281
	LEISURE PRODUCTS - 0.9%
5,844	Brunswick Corporation	355,607
12,425	Fox Factory Holding Corporation(a)	344,545
6,572	Polaris, Inc.	295,214
3,951	Thor Industries, Inc.	392,690
7,877	Winnebago Industries, Inc.	318,310
		1,706,366
	MACHINERY - 3.4%
4,059	AGCO Corporation	393,601
4,722	Albany International Corporation, Class A	361,564
12,432	CECO Environmental Corporation(a)	309,308
10,155	Columbus McKinnon Corporation	177,002
25,818	Energy Recovery, Inc.(a)	386,237
2,842	ESCO Technologies, Inc.	468,588
3,884	Franklin Electric Company, Inc.	396,751
9,946	Gorman-Rupp Company (The)	379,340
8,451	Helios Technologies, Inc.	333,392
12,304	Hillenbrand, Inc.	367,890
7,436	Hyster-Yale Materials Handling, Inc., Class A	377,898
2,987	John Bean Technologies Corporation	394,284
1,090	Kadant, Inc.	408,183
15,778	Kennametal, Inc.	349,167
3,174	Lindsay Corporation	419,348
2,016	Standex International Corporation	374,936

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	MACHINERY - 3.4% (Continued)
4,618	Tennant Company	$ 399,734
		6,297,223
	MEDICAL EQUIPMENT & DEVICES - 2.4%
14,340	Castle Biosciences, Inc.(a)	310,891
18,233	Embecta Corporation	246,146
2,495	Glaukos Corporation(a)	299,450
4,849	Haemonetics Corporation(a)	317,610
2,437	ICU Medical, Inc.(a)	356,606
16,675	Integra LifeSciences Holdings Corporation(a)	387,027
27,687	Myriad Genetics, Inc.(a)	297,082
31,220	Neogen Corporation(a)	313,761
21,499	Orthofix Medical, Inc.(a)	373,653
36,429	Paragon 28, Inc.(a)	475,033
21,467	Pulse Biosciences, Inc.(a),(b)	393,060
9,544	Surmodics, Inc.(a)	313,616
9,521	Veracyte, Inc.(a)	330,950
		4,414,885
	METALS & MINING - 0.6%
66,241	Coeur Mining, Inc.(a)	341,141
34,799	Compass Minerals International, Inc.	363,302
76,794	Hecla Mining Company	393,953
		1,098,396
	MORTGAGE FINANCE - 1.1%
43,551	Apollo Commercial Real Estate Finance, Inc.	441,171
64,733	Ares Commercial Real Estate Corporation(b)	316,544
37,392	MFA Financial, Inc.	397,851
30,038	PennyMac Mortgage Investment Trust	440,057
58,151	Redwood Trust, Inc.	388,449
		1,984,072
	MULTI ASSET CLASS REIT - 0.9%
21,317	Alexander & Baldwin, Inc.	386,051
37,131	Armada Hoffler Properties, Inc.	340,863
25,066	Elme Communities	435,898

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	MULTI ASSET CLASS REIT - 0.9% (Continued)
46,689	LXP Industrial Trust	$ 418,333
		1,581,145
	OFFICE REIT - 2.0%
14,473	American Assets Trust, Inc.	325,064
67,665	Brandywine Realty Trust	341,708
20,608	Douglas Emmett, Inc.	356,518
36,729	Empire State Realty Trust, Inc., Class A	340,478
12,470	Highwoods Properties, Inc.	363,251
131,828	Hudson Pacific Properties, Inc.	432,396
24,765	JBG SMITH Properties	379,895
9,413	Kilroy Realty Corporation	336,044
41,826	Piedmont Office Realty Trust, Inc., Class A	317,459
22,947	Veris Residential, Inc.	388,493
		3,581,306
	OIL & GAS PRODUCERS - 0.7%
149,597	Clean Energy Fuels Corporation(a)	305,178
22,833	Par Pacific Holdings, Inc.(a)	328,110
9,704	SM Energy Company	317,418
13,804	World Kinect Corporation	413,292
		1,363,998
	OIL & GAS SERVICES & EQUIPMENT - 1.8%
29,046	DNOW, Inc.(a)	464,155
26,483	Innovex International, Inc.(a)	484,903
6,552	Nabors Industries Ltd.(a)	263,325
14,438	Oceaneering International, Inc.(a)	318,935
39,708	ProPetro Holding Corporation(a)	335,136
63,220	RPC, Inc.	352,768
28,428	Select Water Solutions, Inc., Class A	344,832
104,161	TETRA Technologies, Inc.(a)	394,770
6,891	Tidewater, Inc.(a)	314,367
		3,273,191
	PUBLISHING & BROADCASTING - 0.4%
274,747	Clear Channel Outdoor Holdings, Inc.(a)	343,434

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	PUBLISHING & BROADCASTING - 0.4% (Continued)
17,638	Scholastic Corporation	$ 386,096
		729,530
	REAL ESTATE OWNERS & DEVELOPERS - 0.2%
3,388	McGrath RentCorporation	413,336

	REAL ESTATE SERVICES - 0.2%
9,842	Marcus & Millichap, Inc.	378,720

	RENEWABLE ENERGY - 0.6%
16,123	Ameresco, Inc., Class A(a)	190,251
4,093	EnerSys	415,399
40,402	Green Plains, Inc.(a)	237,160
112,163	OPAL Fuels, Inc.(a),(b)	280,408
		1,123,218
	RESIDENTIAL REIT - 0.9%
41,716	Apartment Investment and Management Company	377,530
19,181	Independence Realty Trust, Inc.	418,146
9,069	NexPoint Residential Trust, Inc.	385,886
20,104	UMH Properties, Inc.	380,569
		1,562,131
	RETAIL - CONSUMER STAPLES - 0.6%
9,398	Natural Grocers by Vitamin Cottage, Inc.	417,647
3,443	Ollie's Bargain Outlet Holdings, Inc.(a)	356,385
20,343	SpartanNash Company	410,725
		1,184,757
	RETAIL - DISCRETIONARY - 2.7%
1,550	Asbury Automotive Group, Inc.(a)	416,020
4,708	Avis Budget Group, Inc.(a)	371,979
873	Dillard's, Inc., Class A	339,676
13,437	Ethan Allen Interiors, Inc.	382,955
4,452	GMS, Inc.(a)	354,424
16,950	Haverty Furniture Companies, Inc.	386,969
8,663	La-Z-Boy, Inc.	391,914
1,061	Lithia Motors, Inc.	365,451

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	RETAIL - DISCRETIONARY - 2.7% (Continued)
15,393	Monro, Inc.	$ 274,149
36,133	National Vision Holdings, Inc.(a)	459,249
6,878	Rush Enterprises, Inc., Class A	401,125
24,439	Sleep Number Corporation(a)	343,857
5,986	Sonic Automotive, Inc., Class A	408,006
		4,895,774
	RETAIL REIT - 1.4%
15,666	Acadia Realty Trust	361,258
1,918	Alexander's, Inc.	411,104
13,921	Four Corners Property Trust, Inc.	400,229
14,984	Kite Realty Group Trust	343,583
19,048	Macerich Company (The)	343,626
9,765	Saul Centers, Inc.	365,699
11,086	Tanger, Inc.	392,999
		2,618,498
	SEMICONDUCTORS - 3.5%
22,808	Aehr Test Systems(a),(b)	219,869
14,766	Amkor Technology, Inc.	311,563
3,803	Cirrus Logic, Inc.(a)	396,311
14,186	Cohu, Inc.(a)	278,897
6,154	Diodes, Inc.(a)	303,885
8,614	FormFactor, Inc.(a)	286,846
2,596	Impinj, Inc.(a)	250,929
5,242	IPG Photonics Corporation(a)	305,032
6,733	Lattice Semiconductor Corporation(a)	419,734
18,991	MaxLinear, Inc., Class A(a)	277,459
3,622	MKS Instruments, Inc.	332,572
20,133	Penguin Solutions, Inc.(a)	401,251
16,000	Photronics, Inc.(a)	333,440
6,125	Power Integrations, Inc.	372,400
6,156	Semtech Corporation(a)	235,098
3,052	Silicon Laboratories, Inc.(a)	428,195
26,966	SkyWater Technology, Inc.(a)	251,593
14,052	Veeco Instruments, Inc.(a)	312,516

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	SEMICONDUCTORS - 3.5% (Continued)
22,332	Vishay Intertechnology, Inc.	$ 382,770
57,561	Wolfspeed, Inc.(a),(b)	332,703
		6,433,063
	SOFTWARE - 3.8%
7,278	ACI Worldwide, Inc.(a)	417,393
36,108	Amplitude, Inc., Class A(a)	454,601
5,139	Blackbaud, Inc.(a)	339,688
10,971	Calix, Inc.(a)	406,146
39,339	Cantaloupe, Inc.(a)	386,309
2,503	CommVault Systems, Inc.(a)	426,913
12,484	Digi International, Inc.(a)	381,261
6,053	Donnelley Financial Solutions, Inc.(a)	300,047
53,205	Health Catalyst, Inc.(a)	248,467
8,540	Omnicell, Inc.(a)	325,032
14,020	PDF Solutions, Inc.(a)	315,730
4,059	Pegasystems, Inc.	318,672
15,073	Phreesia, Inc.(a)	400,037
5,785	Progress Software Corporation	316,092
17,308	PROS Holdings, Inc.(a)	418,508
25,614	PubMatic, Inc., Class A(a)	272,277
3,769	Q2 Holdings, Inc.(a)	329,298
2,702	Qualys, Inc.(a)	355,205
2,055	SPS Commerce, Inc.(a)	273,726
8,559	Varonis Systems, Inc.(a)	367,780
		7,053,182
	SPECIALTY FINANCE - 1.5%
7,922	Encore Capital Group, Inc.(a)	298,778
3,925	Enova International, Inc.(a)	405,610
6,942	Essent Group Ltd.	399,998
1,930	Federal Agricultural Mortgage Corporation, Class C	403,505
15,935	MGIC Investment Corporation	392,160
3,544	Nelnet, Inc., Class A	433,750
3,330	World Acceptance Corporation(a)	449,018
		2,782,819

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	STEEL - 0.8%
6,857	ATI, Inc.(a)	$ 398,803
7,594	Commercial Metals Company	367,853
26,799	Metallus, Inc.(a)	386,978
7,795	Northwest Pipe Company(a)	343,526
		1,497,160
	TECHNOLOGY HARDWARE - 4.0%
116,516	3D Systems Corporation(a)	394,989
45,767	ADTRAN Holdings, Inc.(a)	483,757
12,286	Anterix, Inc.(a)	479,154
3,351	Arrow Electronics, Inc.(a)	362,143
8,315	Benchmark Electronics, Inc.	332,267
72,974	CommScope Holding Company, Inc.(a)	463,385
22,354	Daktronics, Inc.(a)	341,122
8,833	Diebold Nixdorf, Inc.(a)	390,684
9,934	Digimarc Corporation(a),(b)	162,421
28,456	Harmonic, Inc.(a)	293,381
1,954	InterDigital, Inc.	417,453
18,987	Knowles Corporation(a)	314,994
4,530	Lumentum Holdings, Inc.(a)	318,595
27,324	NCR Voyix Corporation(a)	308,215
17,507	NetScout Systems, Inc.(a)	393,732
5,193	PAR Technology Corporation(a)	356,811
2,415	Plexus Corporation(a)	321,002
56,468	Powerfleet, Inc.(a)	398,099
15,294	TTM Technologies, Inc.(a)	368,738
44,850	ViaSat, Inc.(a)	391,989
		7,292,931
	TECHNOLOGY SERVICES - 1.1%
7,403	CSG Systems International, Inc.	476,013
8,491	ExlService Holdings, Inc.(a)	411,389
8,844	Genpact Ltd.	470,678
3,200	ICF International, Inc.	253,632
5,074	MAXIMUS, Inc.	330,825

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	TECHNOLOGY SERVICES - 1.1% (Continued)
2,142	WEX, Inc.(a)	$ 336,508
		2,279,045
	TELECOMMUNICATIONS - 1.0%
16,594	EchoStar Corporation, Class A(a)	518,230
12,200	Globalstar, Inc.(a)	263,398
13,058	Iridium Communications, Inc.	412,110
30,031	Shenandoah Telecommunications Company	324,635
11,086	Telephone and Data Systems, Inc.	400,205
		1,918,578
	TIMBER REIT - 0.2%
15,174	Rayonier, Inc.	401,959

	TRANSPORTATION & LOGISTICS - 2.6%
17,200	Air Transport Services Group, Inc.(a)	384,076
4,039	Allegiant Travel Company	296,867
14,294	Covenant Logistics Group, Inc.	359,780
48,638	CryoPort, Inc.(a)	270,914
15,447	Dorian, L.P.G Ltd.	314,501
11,896	Forward Air Corporation(a)	267,303
27,025	Genco Shipping & Trading Ltd.	385,917
33,710	Heartland Express, Inc.	347,887
8,481	Hub Group, Inc., Class A	348,569
7,150	Knight-Swift Transportation Holdings, Inc.	360,646
2,191	Landstar System, Inc.	347,931
2,792	Matson, Inc.	402,243
2,402	Ryder System, Inc.	395,057
10,520	Werner Enterprises, Inc.	342,531
		4,824,222
	TRANSPORTATION EQUIPMENT - 0.7%
3,491	Allison Transmission Holdings, Inc.	355,208
9,812	Blue Bird Corporation(a)	344,794
10,707	Trinity Industries, Inc.	332,881
22,005	Wabash National Corporation	257,679
		1,290,562

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares				Fair Value
		COMMON STOCKS — 98.7% (Continued)
		WHOLESALE - CONSUMER STAPLES - 0.4%
9,333		Andersons, Inc. (The)		$ 399,265
14,831		Calavo Growers, Inc.		339,927
				739,192
		WHOLESALE - DISCRETIONARY - 0.6%
5,108		ePlus, Inc.(a)		328,853
19,007		OPENLANE, Inc.(a)		423,856
7,950		ScanSource, Inc.(a)		291,050
				1,043,759

		TOTAL COMMON STOCKS (Cost $177,607,041)		181,631,203

	RIGHT — 0.0%(e)
	BIOTECH & PHARMA - 0.0% (e)	Expiration Date	Exercise Price
6,384	Bristol-Myers Squibb Company – CVR (a)(f)(g) (Cost $0)	01/23/2031	$12	–

		COLLATERAL FOR SECURITIES LOANED - 1.9%
		MONEY MARKET FUND - 1.9%
3,497,953	Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.28% (Cost $3,497,953)(c)(d)			3,497,953

		TOTAL INVESTMENTS - 100.6% (Cost $181,104,994)		$ 185,129,156
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%		(1,101,443)
	NET ASSETS - 100.0%			$ 184,027,713

CVR	- Contingent Value Right
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total value of the securities on loan was $3,165,688, which included loaned securities with a value of $146,425 that have been sold and are pending settlement as of February 28, 2025. The total value of securities on loan excluding these pending sales was $3,023,128 as of February 28, 2025.
(c)	Security was purchased with cash received as collateral for securities on loan at February 28, 2025. Total collateral had a value of $3,497,953 at February 28, 2025.
(d)	Rate disclosed is the seven day effective yield as of February 28, 2025.
(e)	Percentage rounds to less than 0.1%.
(f)	The fair value of this investment is determined using significant unobservable inputs.
(g)	Illiquid security. The total fair value of these securities as of February 28, 2025 was $0, representing 0% of net assets.